Shareholder Report, Average Annual Return (Details) WE0000000002540A_Dimensional International Vector Equity ETF_Single_TSR Annual {Single}	12 Months Ended	14 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Dimensional International Vector Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dimensional International Vector Equity ETF – NAV
Average Annual Return, Percent	27.53%	23.35%
MSCI World ex USA IMI Index (net div.)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA IMI Index (net div.)
Average Annual Return, Percent	23.90%	20.04%